CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cash Flows from Operating Activities:
Net loss	$ (4,015,330)	$ (2,783,566)	$ (61,290,390)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation expense	714,469	618,719	677,275
Amortization expense	154,582	230,611	298,431
Bad debt expense and credit loss	1,757,042	599,709	17,897,334
Deferred tax expenses	0	0	322,897
Gain on investment	(420,632)	0	0
Impairment on intangible assets and long-term investment	0	0	35,346,769
Change in unrecognized tax benefits	0	0	(823,340)
Stock compensation expense	1,137,193	0	2,014,133
Interest expense of convertible notes	81,071	906,459	658,913
Interest expense (income) of accounts receivable factoring	(483,680)	(478,733)	359,051
Changes in operating assets and liabilities:
Accounts receivable	(2,035,966)	(7,193,497)	8,165,567
Other receivables and prepayments	1,100,513	(4,249,882)	349,612
Notes receivable	194,194	(300,936)	(6,676)
Inventories	448,993	(4,409,255)	2,870,541
Advance to suppliers	16,045,563	(12,831,902)	1,401,001
Accounts payable	(639,824)	513,884	(7,451,608)
Notes payable	(43,920)	83,839	(666,355)
Accrued expenses and other current liabilities	111,457	(703,812)	(1,918,915)
Accrued payroll and welfare	407,644	404,829	130,063
Advance from customers	(13,735,752)	14,039,586	(923,844)
Income tax payable	0	(669)	0
Long-term prepaid expenses	0	0	707,470
Lease liability - Operating lease	(41,220)	(139,543)	(23,841)
Net cash provided by (used in) operating activities	736,397	(6,878,500)	(1,905,912)
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(588,551)	(603,054)	(656,178)
Purchase of CIP	0	0	(930,814)
Purchases of intangible assets	(63,438)	0	(707,470)
Investment into Recruiter.Com Group Inc	0	(1,750,000)	0
Net cash used in investing activities	(651,989)	(2,353,054)	(2,294,462)
Cash Flows from Financing activities:
Net proceeds released from (placed into) short-term investment	50,111	0	852,542
Proceeds from short-term bank borrowings	22,872,790	15,823,883	21,486,396
Repayments of short-term bank borrowings	(22,062,946)	(12,706,162)	(19,350,091)
Net (repayment) receiving for due to related parties	(381,500)	(894,095)	(920,690)
Repayment of other borrowing	0	0	0
Proceeds from stock issuances	0	5,000,000	0
Net cash provided by (used in) financing activities	478,455	7,223,626	2,068,157
Effect of exchange rate changes on cash	(856,957)	1,075,826	(439,515)
Net (decrease) increase in cash, cash equivalents and restricted cash	(294,094)	(932,102)	(2,571,733)
Cash and cash equivalents and restricted cash at the beginning of period	4,113,304	5,045,406	7,617,139
Cash, cash equivalents and restricted cash at the end of period	3,819,210	4,113,304	5,045,406
Supplemental disclosures of cash flows information:
Cash paid for income taxes	13,767	47,785	38,695
Cash paid for interest expenses	708,623	758,686	774,929
Non-cash transactions
Offset between due from related parties and due to related parties balances	314,434	0	545,844
Intangible assets obtained in exchange for settlement of long-term deposit	$ 0	$ 0	$ 707,470